LEASES (Details Narrative) - USD ($) $ in Thousands		12 Months Ended
	Feb. 25, 2021	Dec. 31, 2021	Dec. 31, 2020
Payments for rent	$ 67
Operating lease expense		$ 85	$ 85
Gix Media [Member]
Payments for rent	$ 10